Annual Total Returns[BarChart] - NVIT Mellon Dynamic US Equity Income Fund - Class I Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.65%	14.66%	31.90%	13.12%	(4.27%)	20.44%	8.67%	(9.35%)	26.95%	1.49%